Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2022
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

11. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2021	2022	2022
			US$
	RMB	RMB	Note 2(e)
Salary and welfare	127,560	118,506	17,182
Deposits from third-party couriers and suppliers	54,771	56,640	8,212
Accrued operational expenses	61,100	65,776	9,536
Accrued professional fee	27,831	10,898	1,580
Others	26,788	33,725	4,890
	298,050	285,545	41,400